INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES	INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES
A summary of investments in unconsolidated subsidiaries and affiliates as of September 30, 2021 and December 31, 2020 is as follows:

	September 30, 2021	December 31, 2020
	(in millions)
Equity method	$534	$514
Cost method	44	15
Total	$578	$529
During the three months ended September 30, 2021, CNH Industrial sold a 30.1% ownership interest in Naveco (Nanjing Iveco Motor Co.) retaining 19.9% interest, resulting in the discontinuation of the equity method of accounting. The sale resulted in a pre- and after-tax gain of $42 million which is included in Other, Net.
At September 30, 2021, Investments in unconsolidated subsidiaries and affiliates also included SAIC IVECO Commercial Vehicle Investment Company Limited for $88 million ($8 million at December 31, 2020), whose carrying value at September 30, 2021 included the accrual of dividends to be received from SAIC Fiat Powertrain Hongyan Co. Ltd.